Risk/Return Detail Data - FidelitySustainableMulti-AssetFund-RetailPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Sustainable Multi-Asset Fund /Fidelity® Sustainable Multi-Asset Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable Multi-Asset Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in Fidelity® funds (including mutual funds and Exchange Traded Funds (ETFs)) that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such issuer's individual environmental, social and governance (ESG) profile and in Fidelity® index funds that track an ESG index (underlying Fidelity® funds). Allocating assets according to a neutral asset allocation strategy in which 70% of the fund's assets are allocated to underlying Fidelity® U.S. and international equity mutual funds and ETFs and 30% to underlying Fidelity® bond mutual funds and ETFs. To reflect the Adviser's market outlook, which is primarily focused on the intermediate term, the Adviser may overweight or underweight each asset class within the following ranges: equity funds (60%-80%) and bond funds (20%-40%). The Adviser may invest up to 10% of the fund's total assets in commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, emerging markets debt or short term funds, but no more than 25% in aggregate within those asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Actively managed underlying funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engage in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	14.60%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	10.17%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(4.38%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Sustainable Multi-Asset Fund
Risk/Return:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.42%
Total annual operating expenses	0.52%	[1]
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.47%	[1]
1 year	$ 48
3 years	160
5 years	284
10 years	$ 646
Annual Return, Inception Date	Feb. 10, 2022
2023	16.16%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | Return Before Taxes | Fidelity Sustainable Multi-Asset Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	16.16%
Since Inception	(1.12%)	[3]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions | Fidelity Sustainable Multi-Asset Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	15.56%
Since Inception	(1.68%)	[3]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales | Fidelity Sustainable Multi-Asset Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	9.80%
Since Inception	(1.00%)	[3]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Since Inception	4.81%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | IXWST
Risk/Return:
Label	Fidelity Sustainable Multi-Asset Composite Index℠
Past 1 year	17.71%
Since Inception	0.54%

[1]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From February 10, 2022 .